Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000000251 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000000251 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000251 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000251 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000251 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000252 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000000252 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000252 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000252 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000252 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000253 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000000253 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000253 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000253 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000253 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000254 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000000254 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000254 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000254 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000254 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000223304 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000223304 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000223304 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000223304 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223304 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000223303 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000223303 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000223303 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000223303 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223303 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)